Basis of preparation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Basis Of Preparation Abstract
Basis of preparation

Note 2 - Basis of preparation:

2.1.
Basis of preparation

These interim condensed consolidated financial statements as of September 30, 2024, December 31, 2023, and for the three and nine-month periods ended September 30, 2024 and 2023 have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting. These interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Company’s annual consolidated financial statements as of December 31, 2023, and any public announcements made by the Company during the interim reporting period. The accounting policies adopted in the preparation of these interim condensed consolidated financial statements are consistent with those utilized in the annual consolidated financial statements, except for the adoption of new and amended standards as set out in Note 3 and the following:

Short-term bank deposits

Short-term bank deposits are classified as financial assets measured at amortized cost. This classification is based on the criteria that the Company holds these financial assets within a business model to collect contractual cash flows, and the contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the outstanding principal amount.

Interest revenue from short-term bank deposits is calculated using the effective interest method. This method involves applying the effective interest rate to the gross carrying amount of the financial asset.

2.2.
Seasonality

Since the Company’s products mostly consist of food staples, sales are not generally affected by seasonality. Variations in the performance from quarter to quarter are generally a consequence of store openings and holidays. Therefore, these interim condensed consolidated financial statements do not include any significant seasonality effects that would impact the comparability of the periods presented.

2.3.
Financial statements authorization

These interim condensed consolidated financial statements and their accompanying notes were authorized for issuance on December 10, 2024 (except with respect to the matter disclosed in Note 20, which was authorized on January 14, 2025), by Kamal Anthony Hatoum (Chief Executive Officer) and Eduardo Pizzuto (Chief Financial Officer).

Note 2 -
Basis of preparation
2.1.
Basis of preparation

The consolidated financial statements of the Company have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB). IFRS Accounting Standards comprise the following authoritative literature:

•
IFRS Accounting Standards;
•
IAS Standards;
•
Interpretations developed by the IFRS Interpretations Committee (IFRIC Interpretations) or its predecessor body, the Standing Interpretations Committee (SIC Interpretations).
2.2.
Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis. The consolidated financial statements have been prepared on a going concern basis.

2.3.
Financial statements authorization

These consolidated financial statements and their accompanying notes were authorized for issuance on April 30, 2024, by the Board of Directors, that will present these to the entity’s owners or others who have the power to amend the financial statements after issue, if applicable.

2.4.
Consolidation
a.
Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. The Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Balances and profits on transactions between entities belonging to the Company are eliminated in consolidation. Unrealized losses are also eliminated, unless the transaction provides evidence of an impairment of transferred assets. The Subsidiaries’ accounting policies have been changed where necessary to ensure consistency with the policies adopted by the Company.

2.5 Reclassifications

Certain amounts in the prior year financial statements have been reclassified to conform to the current year presentation.